(Loss) Earnings Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income	$ 403,667	$ 519,890	$ 235,427
Weighted average number of common shares - basic (in shares)	34,406,223	34,159,818	33,997,579
Dilutive effect of stock-based awards (in shares)	299,249	408,342	289,496
Weighted average number of common shares - diluted (in shares)	34,705,472	34,568,160	34,287,075
Basic (in dollars per share)	$ 11.73	$ 15.22	$ 6.92
Diluted (in dollars per share)	$ 11.63	$ 15.04	$ 6.87